UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust IV (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Credit Allocation Income Trust IV, Inc. (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Atrium CDO Corp., Series 5A, Class A4, 0.65%, 7/20/20 (a)(b)	$4,400	$3,630,000
SLM Student Loan Trust, Series 2004-B, Class A2, 0.45%, 6/15/21 (b)	4,207	4,092,497
Total Asset-Backed Securities – 1.0%		7,722,497

Corporate Bonds
Aerospace & Defense — 1.8%
BE Aerospace, Inc., 8.50%, 7/01/18	3,575	3,945,906
Bombardier, Inc., 7.75%, 3/15/20 (a)	4,500	5,062,500
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18	990	1,019,700
7.13%, 3/15/21	960	991,200
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	2,052	2,190,510
		13,209,816
Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2011-1, Class A, 5.25%, 7/31/22	2,425	2,382,563
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 5/10/17	1,990	2,092,107
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24	2,205	2,221,889
		6,696,559
Auto Components — 0.7%
Delphi Corp., 6.13%, 5/15/21 (a)	950	959,500
Icahn Enterprises LP:
7.75%, 1/15/16	1,700	1,763,750
8.00%, 1/15/18	2,500	2,581,250
		5,304,500
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17	3,230	3,536,850
Building Products — 0.4%
Building Materials Corp. of America (a):
7.00%, 2/15/20	790	827,525
6.75%, 5/01/21	1,930	1,956,538
		2,784,063

Corporate Bonds	Par (000)	Value
Capital Markets — 4.2%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)	$4,500	$4,956,066
E*Trade Financial Corp., 12.50%, 11/30/17 (d)	2,460	2,939,700
The Goldman Sachs Group, Inc. (c):
7.50%, 2/15/19	6,850	8,091,542
6.25%, 2/01/41	7,350	7,392,490
Macquarie Bank, Ltd., 6.63%, 4/07/21 (a)(c)	3,415	3,525,824
UBS AG (c):
2.25%, 1/28/14	2,678	2,711,740
5.88%, 7/15/16	1,575	1,734,752
		31,352,114
Chemicals — 0.5%
CF Industries, Inc., 7.13%, 5/01/20	1,550	1,817,375
Celanese US Holdings LLC, 5.88%, 6/15/21	975	1,033,500
Omnova Solutions, Inc., 7.88%, 11/01/18 (a)	1,125	1,094,063
		3,944,938
Commercial Banks — 6.3%
Amsouth Bank, 4.85%, 4/01/13	1,800	1,785,636
Asciano Finance, 5.00%, 4/07/18 (a)	1,475	1,540,300
Associated Banc-Corp, 5.13%, 3/28/16	3,645	3,863,335
BNP Paribas (c):
3.60%, 2/23/16	7,250	7,366,333
7.20%, 6/29/49 (a)(e)	2,500	2,337,500
Branch Banking & Trust Co. (b)(c):
0.57%, 9/13/16	1,850	1,713,287
0.56%, 5/23/17	1,100	1,007,134
CIT Group, Inc.:
7.00%, 5/01/17	4,070	4,080,175
6.63%, 4/01/18 (a)	553	583,415
Credit Agricole SA (a)(b)(c)(e):
6.64%, 5/29/49	2,450	2,094,750
8.38%, 10/29/49	2,450	2,523,500
Discover Bank, 8.70%, 11/18/19	1,950	2,413,195
HSBC Holdings Plc, 5.10%, 4/05/21 (c)	3,500	3,676,173
Regions Financial Corp.:
4.88%, 4/26/13	4,150	4,153,955
5.75%, 6/15/15	3,000	2,981,250
Standard Chartered Plc, 7.01%, 7/29/49 (a)(b)(e)	5,000	4,925,495
		47,045,433

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV, Inc. (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies — 3.9%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)	$15,000	$15,581,562
6.75%, 4/06/21	3,850	3,868,480
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)	1,201	1,188,990
Clean Harbors, Inc., 7.63%, 8/15/16	2,250	2,390,625
Corrections Corp. of America, 7.75%, 6/01/17	4,835	5,252,019
Mobile Mini, Inc., 7.88%, 12/01/20	455	474,338
		28,756,014
Communications Equipment — 0.9%
Avaya, Inc.:
9.75%, 11/01/15	1,400	1,424,500
7.00%, 4/01/19 (a)	850	822,375
Brocade Communications Systems, Inc., 6.88%, 1/15/20	3,580	3,888,775
EH Holding Corp., 6.50%, 6/15/19 (a)	700	720,125
		6,855,775
Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	1,375	1,410,496
Consumer Finance — 3.9%
American Express Credit Corp., 2.75%, 9/15/15 (c)	9,850	9,984,088
Capital One Bank USA NA, 8.80%, 7/15/19	3,950	4,968,085
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	2,450	2,682,750
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	2,975	3,157,219
SLM Corp., 6.25%, 1/25/16	8,205	8,585,728
		29,377,870
Containers & Packaging — 1.3%
Ball Corp.:
7.13%, 9/01/16	2,000	2,192,500
6.75%, 9/15/20	3,575	3,825,250
Crown Americas LLC, 6.25%, 2/01/21 (a)	1,350	1,380,375
Graphic Packaging International, Inc., 9.50%, 6/15/17	1,105	1,223,787
Rock-Tenn Co., 9.25%, 3/15/16	800	865,000
		9,486,912
Diversified Financial Services — 11.4%
Ally Financial, Inc.:
4.50%, 2/11/14	1,500	1,492,500
8.30%, 2/12/15	2,890	3,164,550
8.00%, 11/01/31	3,010	3,224,462

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
Bank of America Corp.:
5.30%, 3/15/17	$6,505	$6,718,696
5.00%, 5/13/21 (c)	16,100	15,935,732
Citigroup, Inc. (c):
4.59%, 12/15/15	1,575	1,680,659
3.95%, 6/15/16	2,150	2,234,364
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	3,715	3,362,075
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)	1,625	1,690,993
General Electric Capital Corp., 5.30%, 2/11/21 (c)	7,775	8,287,691
General Motors Financial Co., Inc., 6.75%, 6/01/18 (a)	2,040	2,080,800
ING Bank NV, 5.00%, 6/09/21 (a)(c)	3,950	4,047,664
Intesa Sanpaolo SpA:
2.38%, 12/21/12	5,800	5,608,548
6.50%, 2/24/21 (a)	922	954,240
JPMorgan Chase & Co., 3.15%, 7/05/16 (c)	4,375	4,421,134
Moody’s Corp., 6.06%, 9/07/17	10,000	10,521,480
Morgan Stanley, 5.50%, 7/28/21	6,670	6,875,116
Reynolds Group Issuer, Inc. (a):
7.88%, 8/15/19 (f)	275	278,094
6.88%, 2/15/21	1,095	1,051,200
8.25%, 2/15/21	1,345	1,240,762
WMG Acquisition Corp., 9.50%, 6/15/16 (a)	340	360,825
		85,231,585
Diversified Telecommunication Services — 5.0%
AT&T, Inc., 6.30%, 1/15/38 (c)	5,000	5,533,760
Level 3 Financing, Inc.:
8.75%, 2/15/17	1,620	1,648,350
10.00%, 2/01/18	310	334,025
8.13%, 7/01/19 (a)	4,577	4,611,328
Qwest Corp., 8.38%, 5/01/16	3,285	3,892,725
Telecom Italia Capital SA, 6.18%, 6/18/14	1,650	1,719,133
Telefonica Emisiones SAU, 5.46%, 2/16/21 (c)	2,250	2,256,413
Verizon Communications, Inc. (c):
1.95%, 3/28/14	8,525	8,740,972
7.35%, 4/01/39	4,700	5,962,166
Windstream Corp., 7.88%, 11/01/17	2,700	2,885,625
		37,584,497
Electric Utilities — 2.2%
Dominion Resources, Inc., Series D, 8.88%, 1/15/19 (c)	8,000	10,592,360
Progress Energy, Inc., 7.00%, 10/30/31	5,000	6,070,220
		16,662,580

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV, Inc. (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electronic Equipment, Instruments & Components — 1.0%
Jabil Circuit, Inc., 8.25%, 3/15/18	$2,000	$2,295,000
NXP BV, 3.00%, 10/15/13	4,900	4,896,937
		7,191,937
Energy Equipment & Services — 1.6%
Ensco Plc, 4.70%, 3/15/21	3,255	3,418,567
Frac Tech Services LLC, 7.13%, 11/15/18 (a)	1,795	1,871,288
Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	2,695	2,695,000
Key Energy Services, Inc., 6.75%, 3/01/21	1,240	1,280,300
MEG Energy Corp., 6.50%, 3/15/21 (a)	1,580	1,643,200
Oil States International, Inc., 6.50%, 6/01/19 (a)	835	851,700
SunCoke Energy, Inc., 7.63%, 8/01/19 (a)	320	328,000
		12,088,055
Food & Staples Retailing — 1.6%
CVS Caremark Corp., 6.30%, 6/01/62 (b)	2,900	2,827,500
Wal-Mart Stores, Inc. (c):
5.25%, 9/01/35	2,650	2,773,633
6.20%, 4/15/38	5,225	6,162,929
		11,764,062
Food Products — 0.9%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (a)	710	730,412
JBS USA LLC, 7.25%, 6/01/21 (a)	250	246,875
Kraft Foods, Inc.:
6.50%, 8/11/17	1,985	2,384,779
6.13%, 8/23/18	1,990	2,351,812
Smithfield Foods, Inc., 10.00%, 7/15/14	668	780,725
		6,494,603
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)	820	820,000
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.:
4.50%, 1/15/15	0.00	0.00
6.40%, 6/15/16	0.00	0.00
5.13%, 1/12/17	0.00	0.00
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)	4,250	4,823,750
Teleflex, Inc., 6.88%, 6/01/19	815	839,450
		5,663,200
Health Care Providers & Services — 3.8%
Aetna, Inc., 6.75%, 12/15/37 (c)	4,075	4,891,031

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (concluded)
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)	$765	$779,344
HCA, Inc.:
8.50%, 4/15/19	600	661,500
6.50%, 2/15/20 (f)	3,240	3,288,600
7.25%, 9/15/20	4,590	4,842,450
7.50%, 2/15/22 (f)	3,840	3,897,600
inVentiv Health, Inc., 10.00%, 8/15/18 (a)	840	819,000
Tenet Healthcare Corp.:
10.00%, 5/01/18	2,175	2,474,062
8.88%, 7/01/19	1,825	2,016,625
UnitedHealth Group, Inc., 6.88%, 2/15/38 (c)	4,075	4,932,392
		28,602,604
Household Durables — 0.6%
Cemex Espana Luxembourg, 9.25%, 5/12/20 (a)	4,947	4,563,608
IT Services — 0.7%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (a)	1,910	1,833,600
First Data Corp. (a):
7.38%, 6/15/19	1,205	1,214,038
12.63%, 1/15/21	2,300	2,438,000
		5,485,638
Independent Power Producers & Energy Traders — 0.8%
AES Corp.:
9.75%, 4/15/16	1,620	1,854,900
7.38%, 7/01/21 (a)	705	729,675
Calpine Corp., 7.25%, 10/15/17 (a)	730	748,250
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	2,460	2,595,654
		5,928,479
Insurance — 6.0%
AXA SA, 6.46%, 12/29/49 (a)(b)(e)	6,000	4,980,000
Ace Capital Trust II, 9.70%, 4/01/30	4,000	5,325,656
Aon Corp., 8.21%, 1/01/27	4,000	4,656,080
American International Group, Inc.:
6.40%, 12/15/20 (c)	2,800	3,071,905
8.18%, 5/15/68	1,300	1,417,000
The Dai-ichi Life Insurance Co. Ltd, 7.25%, 12/29/49 (a)(b)(e)	1,116	1,177,899
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (a)	4,975	4,918,569
Genworth Financial, Inc., 7.63%, 9/24/21	1,615	1,542,325
Lincoln National Corp., 6.25%, 2/15/20 (c)	4,075	4,639,701
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)	790	791,975

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV, Inc. (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (concluded)
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)(c)	$5,500	$6,039,264
Principal Financial Group, Inc., 8.88%, 5/15/19	1,145	1,484,821
Prudential Financial, Inc., 6.63%, 12/01/37 (c)	4,075	4,575,047
		44,620,242
Life Sciences Tools & Services — 1.7%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	5,480	6,130,750
INC Research LLC, 11.50%, 7/15/19 (a)	1,155	1,155,000
Life Technologies Corp., 6.00%, 3/01/20	4,800	5,400,922
		12,686,672
Machinery — 0.9%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14	4,075	4,900,253
Navistar International Corp., 8.25%, 11/01/21	1,515	1,647,562
		6,547,815
Media — 7.8%
AMC Networks, Inc., 7.75%, 7/15/21 (a)	1,375	1,447,187
CCH II LLC, 13.50%, 11/30/16	3,851	4,544,180
CSC Holdings LLC:
8.50%, 6/15/15	2,300	2,484,000
8.63%, 2/15/19	1,950	2,232,750
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)(f)	2,635	2,252,925
Comcast Corp., 6.30%, 11/15/17 (c)	4,075	4,824,796
Cox Communications, Inc., 8.38%, 3/01/39 (a)	4,075	5,604,947
DIRECTV Holdings, LLC, 5.00%, 3/01/21	4,150	4,428,706
DISH DBS Corp., 7.00%, 10/01/13	1,950	2,101,125
Gannett Co., Inc., 9.38%, 11/15/17	3,100	3,448,750
Intelsat Bermuda Ltd.:
11.25%, 2/04/17	580	620,600
11.50%, 2/04/17 (a)(d)	430	462,250
11.50%, 2/04/17 (d)	550	591,250
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)	1,760	1,812,800
News America, Inc., 6.15%, 3/01/37	4,850	4,870,268
Time Warner Cable, Inc., 6.75%, 6/15/39	4,675	5,358,060
Time Warner, Inc., 7.70%, 5/01/32	4,900	6,133,604
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)	1,225	1,316,875

Corporate Bonds	Par (000)	Value
Media (concluded)
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	$3,175	$3,492,500
		58,027,573
Metals & Mining — 2.3%
Alcoa, Inc., 5.40%, 4/15/21 (c)	4,090	4,251,551
Barrick Gold Corp., 2.90%, 5/30/16 (a)(c)	1,925	1,982,942
Barrick North America Finance LLC, 5.70%, 5/30/41 (a)	2,275	2,338,761
Freeport-McMoRan Corp., 7.13%, 11/01/27	3,500	3,851,932
JMC Steel Group, 8.25%, 3/15/18 (a)	280	290,500
Novelis, Inc., 8.75%, 12/15/20	1,710	1,902,375
Teck Resources Ltd., 10.75%, 5/15/19	2,000	2,545,000
United States Steel Corp., 7.38%, 4/01/20	290	301,238
		17,464,299
Multi-Utilities — 1.2%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	3,600	4,117,021
6.50%, 5/01/18	3,950	4,644,995
		8,762,016
Multiline Retail — 1.6%
JC Penney Co., Inc., 5.65%, 6/01/20	12,400	12,276,000
Oil, Gas & Consumable Fuels — 10.2%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19	535	551,719
6.25%, 6/01/21	1,245	1,288,575
Anadarko Petroleum Corp.:
5.95%, 9/15/16	1,686	1,943,730
6.38%, 9/15/17	52	61,300
Arch Coal, Inc. (a):
7.00%, 6/15/19 (f)	370	387,575
7.25%, 6/15/21	1,195	1,254,750
BP Capital Markets Plc (c):
5.25%, 11/07/13	2,100	2,282,032
3.88%, 3/10/15	3,085	3,319,830
Buckeye Partners LP, 4.88%, 2/01/21	1,650	1,729,480
Chesapeake Energy Corp., 6.13%, 2/15/21	5,745	6,003,525
Consol Energy, Inc., 6.38%, 3/01/21 (a)	1,385	1,398,850
Copano Energy LLC, 7.13%, 4/01/21	930	953,250
Denbury Resources, Inc., 6.38%, 8/15/21	955	983,650
Enbridge Energy Partners LP, 9.88%, 3/01/19	2,425	3,271,989

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV, INC.	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV, Inc. (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	$1,700	$1,714,875
Enterprise Products Operating LLC, 6.65%, 4/15/18	4,800	5,679,168
Forest Oil Corp.:
8.50%, 2/15/14	310	337,125
7.25%, 6/15/19	515	535,600
Hilcorp Energy I LP, 7.75%, 11/01/15 (a)	1,175	1,213,188
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,800	5,733,528
Linn Energy LLC, 7.75%, 2/01/21 (a)	1,740	1,853,100
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)	2,250	2,342,837
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)	1,950	2,055,300
ONEOK Partners LP, 8.63%, 3/01/19	4,075	5,295,450
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)	625	643,750
Petrobras International Finance Co., 3.88%, 1/27/16	6,150	6,377,286
Petrohawk Energy Corp.:
10.50%, 8/01/14	1,020	1,160,250
6.25%, 6/01/19 (a)	1,180	1,367,325
Plains Exploration & Production Co.:
7.75%, 6/15/15	1,300	1,348,750
10.00%, 3/01/16	700	791,000
Precision Drilling Corp., 6.50%, 12/15/21 (a)	450	459,000
Premier Oil, 5.00%, 5/10/18	5,650	5,805,375
Range Resources Corp., 6.75%, 8/01/20	1,415	1,545,888
SM Energy Co., 6.63%, 2/15/19 (a)	795	818,850
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)	1,200	1,260,000
Western Gas Partners LP, 5.38%, 6/01/21	2,525	2,688,443
		76,456,343
Paper & Forest Products — 2.6%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	3,955	4,501,696
International Paper Co.:
7.50%, 8/15/21 (c)	3,950	4,825,537
8.70%, 6/15/38	3,100	4,044,170
7.30%, 11/15/39	4,075	4,682,717
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)	545	558,625
Verso Paper Holdings LLC, 11.50%, 7/01/14	590	626,875
		19,239,620
Pharmaceuticals — 6.2%
Bristol-Myers Squibb Co., 5.88%, 11/15/36 (c)	3,549	4,090,215

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38 (c)	$10,100	$12,226,939
Merck & Co., Inc. (c):
6.50%, 12/01/33	2,885	3,549,015
6.55%, 9/15/37	6,945	8,590,534
Pfizer, Inc., 7.20%, 3/15/39 (c)	10,000	13,279,770
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)	450	441,000
Watson Pharmaceuticals, Inc., 6.13%, 8/15/19	3,495	4,065,321
		46,242,794
Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc., 6.10%, 3/15/20	4,075	4,660,439
Developers Diversified Realty Corp.:
4.75%, 4/15/18	1,025	1,039,393
7.88%, 9/01/20	1,325	1,567,949
ERP Operating LP, 5.75%, 6/15/17	4,080	4,623,652
HCP, Inc., 5.38%, 2/01/21	1,675	1,793,513
UDR, Inc., 4.25%, 6/01/18	2,675	2,716,843
Ventas Realty LP, 4.75%, 6/01/21	1,880	1,908,920
		18,310,709
Real Estate Management & Development — 0.2%
Realogy Corp., 7.88%, 2/15/19 (a)	980	965,300
Shea Homes LP, 8.63%, 5/15/19 (a)	415	413,963
		1,379,263
Road & Rail — 1.6%
Avis Budget Car Rental LLC, 8.25%, 1/15/19	1,080	1,113,750
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)	320	336,000
The Hertz Corp., 6.75%, 4/15/19 (a)	1,554	1,554,000
Norfolk Southern Corp., 6.00%, 3/15/05	8,500	8,735,620
		11,739,370
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.75%, 8/01/20	1,300	1,368,250
KLA-Tencor Corp., 6.90%, 5/01/18	2,208	2,540,401
		3,908,651
Specialty Retail — 1.2%
Academy Ltd., 9.25%, 8/01/19 (a)(f)	1,115	1,131,725
AutoNation, Inc., 6.75%, 4/15/18	2,775	2,983,125
Best Buy Co., Inc., 5.50%, 3/15/21	2,450	2,467,473

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV, Inc. (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Specialty Retail (concluded)
Claire’s Escrow Corp., 8.88%, 3/15/19 (a)	$770	$723,800
Limited Brands, Inc., 7.00%, 5/01/20	1,370	1,455,625
		8,761,748
Tobacco — 2.9%
Altria Group, Inc.:
9.70%, 11/10/18	4,075	5,492,566
9.25%, 8/06/19	4,780	6,379,106
10.20%, 2/06/39	6,607	9,875,113
		21,746,785
Wireless Telecommunication Services — 2.4%
American Tower Corp., 4.50%, 1/15/18	3,200	3,330,544
Cricket Communications, Inc., 7.75%, 5/15/16	780	831,675
Crown Castle Towers LLC (a):
5.50%, 1/15/37	1,975	2,158,837
6.11%, 1/15/40	2,330	2,601,951
Intelsat Jackson Holdings SA (a):
7.25%, 4/01/19	320	324,000
7.50%, 4/01/21	1,020	1,035,300
Nextel Communications, Inc., Series E, 6.88%, 10/31/13	1,040	1,044,550
SBA Tower Trust, 5.10%, 4/15/17 (a)	6,250	6,484,375
		17,811,232
Total Corporate Bonds – 107.8%		803,823,320

Preferred Securities
Capital Trusts
Capital Markets — 3.5%
Credit Suisse Guernsey Ltd., 5.86% (b)(e)	1,050	976,500
State Street Capital Trust III, 5.24% (b)(e)	1,740	1,739,426
State Street Capital Trust IV, 1.25%, 6/01/77 (b)	28,195	23,162,503
		25,878,429
Commercial Banks — 4.7%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(b)(e)	5,600	5,124,000
BB&T Capital Trust IV, 6.82%, 6/12/77 (b)	15,300	15,491,250

Capital Trusts	Par (000)	Value
Commercial Banks (concluded)
Barclays Bank Plc, 7.43% (a)(b)(e)	1,100	1,102,750
HSBC Capital Funding LP/Jersey Channel Islands, 10.18% (a)(b)(c)(e)	$7,000	$9,100,000
National City Preferred Capital Trust I, 12.00% (b)(e)	3,713	4,055,524
		34,873,524
Diversified Financial Services — 3.9%
ING Capital Funding Trust III, 3.85% (b)(e)	2,950	2,759,268
JPMorgan Chase Capital XXI, Series U, 1.20%, 2/02/37 (b)	12,875	10,331,814
JPMorgan Chase Capital XXIII, 1.26%, 5/15/77 (b)	20,695	16,166,499
		29,257,581
Electric Utilities — 0.5%
PPL Capital Funding, 6.70%, 3/30/67 (b)	3,900	3,843,450
Insurance — 4.4%
American General Capital II, 8.50%, 7/01/30	300	330,000
Chubb Corp., 6.38%, 3/29/67 (b)(c)	4,000	4,130,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	4,000	5,290,000
Lincoln National Corp., 7.00%, 5/17/66 (b)	4,255	4,297,550
MetLife, Inc., 6.40%, 12/15/66	4,550	4,509,214
Reinsurance Group of America, 6.75%, 12/15/65 (b)	7,000	6,799,625
Swiss Re Capital I LP, 6.85%, (a)(b)(e)	3,000	2,941,281
UBS Preferred Funding Trust V, 6.50%, 5/15/57	4,000	3,920,000
ZFS Finance (USA) Trust IV, 5.88%, 5/09/62 (a)(b)	599	604,169
		32,821,839
Oil, Gas & Consumable Fuels — 1.2%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)	4,500	4,893,750
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	4,000	4,097,212
		8,990,962
Total Capital Trusts – 18.2%		135,665,785

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV, INC.	JULY 31, 2011	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV, Inc. (BTZ) (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Auto Components — 0.1%
Dana Holding Corp., 4.00% (a)	7,000	$1,008,000
Commercial Banks — 0.2%
SG Preferred Capital II, 6.30% (a)	2,000	1,968,125
Diversified Financial Services — 0.4%
Ally Financial, Inc., 7.00% (a)	3,130	2,843,605
Real Estate Investment Trusts (REITs) — 1.1%
Sovereign Real Estate Investment Trust, 12.00% (a)	7,000	8,263,850
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (g)	23,000	54,740
Freddie Mac, Series Z, 8.38% (g)	23,000	66,700
		121,440
Wireless Telecommunication Services — 1.6%
Centaur Funding Corp., 9.08%	10,000	11,668,750
Total Preferred Stocks – 3.4%		25,873,770

Trust Preferreds
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	2,743	2,810,514
Total Trust Preferreds – 0.4%		2,810,514
Total Preferred Securities – 22.0%		164,350,069

Taxable Municipal Bonds	Par (000)
City of Chicago Illinois, RB, 6.85%, 1/01/38	$5,000	5,269,100
Metropolitan Transportation Authority, RB, 6.55%, 11/15/31	4,075	4,582,134
State of California, GO, Build America Bonds, 7.35%, 11/01/39	2,050	2,478,839
Total Taxable Municipal Bonds – 1.6%		12,330,073

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations — 0.3%
Fannie Mae, 10/09/19	$2,765	$1,998,661
Total U.S. Government Sponsored Agency Securities – 0.3%		1,998,661

U.S. Treasury Obligations
US Treasury Note, 4.75%, 2/15/41 (c)	4,505	4,989,990
Total U.S. Treasury Obligations – 0.7%		4,989,990
Total Long-Term Investments (Cost – $967,560,918) – 133.4%		995,214,610

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(d)	358	358
Total Short-Term Securities (Cost – $358) – 0.0%		358

Options Purchased	Contracts
Over-the-Counter Put Options — 0.1%
S&P 500 Index, Strike Price USD 1,250, Expires 9/17/11, Broker Credit Suisse International	196	511,560
Total Options Purchased (Cost – $946,680) – 0.1%		511,560
Total Investments Before Outstanding Options Written (Cost – $968,530,733*) – 133.5%		995,726,528

Options Written	Notional Amount (000)
Over-the-Counter Call Swaptions — (0.4)%
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Deutsche Bank AG	$13,000	(1,060,478)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank NA	17,000	(1,602,241)
		(2,662,719)

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV, INC.	JULY 31, 2011	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV, Inc. (BTZ)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value
Over-the-Counter Put Swaptions — (0.1)%
Receive a fixed rate of 4.06% and pay a floating rate based on the 3- month LIBOR, Expires 4/16/12, Broker Deutsche Bank AG	$13,000	$(129,266)
Receive a fixed rate of 4.75% and pay a floating rate based on 3- month LIBOR, Expires 3/24/14, Broker Citibank NA	17,000	(669,395)
Sold credit default protection on Dow Jones CDX North America Investment Grade Series 16, Strike Price USD 120, Expires 09/21/11, Broker Credit Suisse International	245,000	(371,631)
		(1,170,292)
Total Options Written (Premiums Received – $3,805,700) – (0.5)%		(3,833,011)
Total Investments, Net of Outstanding Options Written – 133.0%		991,893,517
Liabilities in Excess of Other Assets – (33.0)%		(246,230,992)
Net Assets – 100.0%		$745,662,525

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$967,827,503
Gross unrealized appreciation	$44,424,767
Gross unrealized depreciation	(16,525,742)
Net unrealized appreciation	$27,899,025

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities	$1,409,819	$13,945
Deutsche Bank Securities	$387,575	$(925)
Morgan Stanley Co., Inc.	$2,252,925	$(411,482)
JPMorgan Securities	$7,186,200	$106,200

(g)	Non-income producing security.

•	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July, 31 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	26,924,664	(26,924,306)	358	$23,493

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV, INC.	JULY 31, 2011	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV, Inc. (BTZ)

•	Reverse repurchase agreements outstanding as of July 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA), LLC	0.35%	4/11/11	Open	$3,361,624	$3,358,000
Credit Suisse Securities (USA), LLC	0.35%	4/12/11	Open	5,122,941	5,117,468
Credit Suisse Securities (USA), LLC	0.35%	4/13/11	Open	4,380,168	4,375,531
Barclays Capital, Inc.	0.35%	4/14/11	Open	4,702,808	4,697,875
UBS AG	0.38%	4/18/11	Open	5,492,273	5,486,250
Deutsche Bank Securities Inc.	0.35%	4/21/11	Open	4,405,322	4,401,000
Deutsche Bank Securities Inc.	0.35%	4/29/11	Open	1,671,010	1,669,500
UBS AG	0.35%	4/29/11	Open	5,239,233	5,234,500
BNP Paribas	0.39%	5/10/11	Open	3,191,179	3,188,347
Credit Suisse Securities (USA), LLC	0.35%	5/10/11	Open	3,400,634	3,397,925
UBS AG	0.38%	5/10/11	Open	23,916,133	23,895,450
UBS AG	0.38%	5/18/11	Open	5,644,405	5,640,000
UBS AG	0.38%	5/19/11	Open	2,998,309	2,996,000
Credit Suisse Securities (USA), LLC	0.40%	5/19/11	Open	2,101,703	2,100,000
Credit Suisse Securities (USA), LLC	0.40%	5/20/11	Open	10,361,658	10,353,375
UBS AG	0.35%	5/31/11	Open	15,263,797	15,254,750
UBS AG	0.38%	5/31/11	Open	12,307,920	12,300,000
UBS AG	0.35%	6/09/11	Open	14,895,026	14,887,500
UBS AG	0.38%	6/10/11	Open	15,899,580	15,891,025
UBS AG	0.38%	6/14/11	Open	7,181,061	7,177,500
Credit Suisse Securities (USA), LLC	0.35%	6/15/11	Open	9,484,865	9,480,625
UBS AG	0.38%	6/15/11	Open	15,056,151	15,048,844
BNP Paribas	0.35%	6/17/11	Open	2,064,883	2,064,000
UBS AG	0.37%	6/22/11	Open	8,251,244	8,247,938
UBS AG	0.40%	6/22/11	Open	4,610,822	4,608,825
Deutsche Bank Securities Inc.	0.35%	6/27/11	Open	2,205,729	2,205,000
UBS AG	0.37%	6/27/11	Open	5,201,817	5,200,000
Deutsche Bank Securities Inc.	0.38%	6/28/11	Open	1,154,842	1,154,440
UBS AG	0.35%	6/28/11	Open	1,858,221	1,857,625
UBS AG	0.38%	6/29/11	Open	6,564,717	6,562,500
UBS AG	0.31%	6/30/11	Open	4,155,171	4,154,062
BNP Paribas	0.35%	7/01/11	Open	4,581,636	4,580,300
Credit Suisse Securities (USA), LLC	0.35%	7/05/11	Open	8,848,486	8,846,250
UBS AG	0.35%	7/11/11	Open	4,008,979	4,008,200
BNP Paribas	0.35%	7/12/11	Open	4,553,216	4,552,375
UBS AG	0.32%	7/12/11	Open	3,774,862	3,774,225
Deutsche Bank Securities Inc.	0.35%	7/20/11	Open	13,831,354	13,829,875
Deutsche Bank Securities Inc.	0.17%	7/29/11	Open	5,011,860	5,011,813
Total				$256,755,639	$256,608,893

1 Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
695	2-Year US Treasury Note	Chicago Board of Trade	September 2011	$152,492,570	$353,134

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV, INC.	JULY 31, 2011	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV, Inc. (BTZ)

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
373	5-Year US Treasury Note	Chicago Board of Trade	September 2011	$44,132,698	$(1,166,404)
1,055	10-Year US Treasury Note	Chicago Board of Trade	September 2011	129,531,170	(3,069,143)
12	30-Year US Treasury Bond	Chicago Board of Trade	September 2011	1,493,664	(43,836)
34	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2011	4,356,185	(129,690)
Total					$(4,409,073)

•	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Computer Sciences Corp.	1.00%	JPMorgan Chase & Co.	6/20/16	$2,210	$12,567
Republic of Finland	0.25%	Deutsche Bank AG	6/20/16	12,275	94,382
Republic of Finland	0.25%	Royal Bank of Scotland Plc	6/20/16	9,800	75,379
Arrow Electronics Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	2,365	3,283
Goldman Sachs Group Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	14,750	23,200
Total					$208,811

•	Credit default swaps on single-name issues - sold protection outstanding as of July 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	A-	$4,525	$(530)
Citigroup Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A	14,750	(45,296)
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	1,500	12,490
Total						$(33,336)

[1]	Using Standard & Poor’s rating.
[2]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of July 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.25% (a)	3-month LIBOR	Citibank NA	3/30/13	USD	98,100	(707,133)
0.25% (a)	3-month LIBOR	Deutsche Bank AG	7/21/13	USD	49,100	(63,577)
0.25% (a)	3-month LIBOR	Deutsche Bank AG	7/22/13	USD	44,900	(50,822)
2.32% (b)	3-month LIBOR	Citibank NA	3/28/16	USD	6,900	256,514
0.25% (a)	3-month LIBOR	Citibank NA	4/14/41	USD	2,800	(274,822)
0.28% (a)	3-month LIBOR	Goldman Sachs International	4/14/41	USD	4,000	(418,877)
0.28% (a)	3-month LIBOR	Deutsche Bank AG	4/15/41	USD	5,000	(502,247)
0.26% (a)	3-month LIBOR	Citibank NA	5/19/41	USD	2,000	(57,640)
0.25% (a)	3-month LIBOR	Citibank NA	7/21/41	USD	14,000	(325,733)
3.97% (b)	3-month LIBOR	Citibank NA	7/25/41	USD	5,400	160,521
Total						$(1,983,816)

(a)	Pays a fixed interest rate and receives floating rate.
(b)	Pays a floating interest rate and receives fixed rate.

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV, INC.	JULY 31, 2011	10

Schedule of Investments July 31, 2011	BlackRock Credit Allocation Income Trust IV (BTZ)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-term Investments:
Asset-Backed Securities	—	$4,092,497	$3,630,000	$7,722,497
Corporate Bonds	—	803,823,320	—	803,823,320
Preferred Securities	$2,931,954	161,418,115	—	164,350,069
Taxable Municipal Bonds	—	12,330,073	—	12,330,073
U.S. Government Sponsored Agency Securities	—	1,998,661	—	1,998,661
U.S. Treasury Obligations	—	4,989,990	—	4,989,990
Short-Term Securities	358	—	—	358
Total	$2,932,312	$988,652,656	$3,630,000	$995,214,968

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$353,134	$417,035	—	$770,169
Credit contracts	—	221,301	—	221,301
Equity contracts	511,560	—	—	511,560
Liabilities:
Interest rate contracts	(4,409,073)	(5,862,231)	—	(10,271,304)
Credit contracts	—	(416,927)	$(530)	(417,457)
Total	$(3,544,379)	$(5,640,822)	$(530)	$(9,185,731)

[1]

Derivative financial instruments are swaps, financial futures contracts, and options. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

JULY 31, 2011	11

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust IV

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust IV

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust IV

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust IV

Date: September 26, 2011